Shareholder Report, Line Graph (Details) ITGE_MassMutual Small Cap Opportunities Fund_Administrative Class_TSR Annual {Administrative Class} - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Administrative Class
Account Value [Line Items]
Accumulated Value	$ 25,476	$ 19,994	$ 17,712	$ 21,834	$ 14,699	$ 14,372	$ 15,500	$ 13,646	$ 11,117	$ 10,000	$ 26,943
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	33,598	24,852	20,631	25,045	18,992	16,514	16,046	13,647	11,496	10,000	$ 39,447
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000 Index
Accumulated Value	$ 22,925	$ 18,085	$ 16,602	$ 21,702	$ 14,695	$ 14,638	$ 16,066	$ 13,942	$ 11,547	$ 10,000	$ 25,391